Summary of Significant Accounting Policies - Summary of Risk of Concentration of Credit, Significant Customers (Details) - Customer Concentration Risk	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	19.00%		12.00%	10.00%
Total Revenue | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%				11.00%
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%		16.00%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage						13.00%
Accounts Receivable | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage						12.00%